Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components Of Deferred Tax Liabilities (Assets)
Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2020	2019
Depreciation and amortization	$46,952	$44,896
Licenses and nonamortizable intangibles	13,930	17,355
Employee benefits	(5,279)	(5,143)
Deferred fulfillment costs	2,691	3,050
Net operating loss and other carryforwards	(7,355)	(7,301)
Other – net	4,562	1,536
Subtotal	55,501	54,393
Deferred tax assets valuation allowance	4,773	4,941
Net deferred tax liabilities	$60,274	$59,334

Noncurrent deferred tax liabilities	$60,472	$59,502
Less: Noncurrent deferred tax assets	(198)	(168)
Net deferred tax liabilities	$60,274	$59,334

Changes in Unrecognized Tax Benefits Balance	A reconciliation of the change in our UTB balance from January 1 to December 31 for 2020 and 2019 is as follows:

Federal, State and Foreign Tax	2020	2019
Balance at beginning of year	$10,979	$10,358
Increases for tax positions related to the current year	1,580	903
Increases for tax positions related to prior years	112	1,106
Decreases for tax positions related to prior years	(994)	(1,283)
Lapse of statute of limitations	(24)	(32)
Settlements	(1,646)	(283)
Current year acquisitions	—	205
Foreign currency effects	(6)	5
Balance at end of year	10,001	10,979
Accrued interest and penalties	2,450	2,708
Gross unrecognized income tax benefits	12,451	13,687
Less: Deferred federal and state income tax benefits	(878)	(886)
Less: Tax attributable to timing items included above	(3,588)	(4,320)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$7,985	$8,481

Components of Income Tax Expense (Benefit)
The components of income tax (benefit) expense are as follows:

	2020	2019	2018
Federal:
Current	$(687)	$584	$3,258
Deferred	1,039	1,656	277
	352	2,240	3,535
State and local:
Current	(6)	603	513
Deferred	263	144	473
	257	747	986
Foreign:
Current	413	605	539
Deferred	(57)	(99)	(140)
	356	506	399
Total	$965	$3,493	$4,920

Schedule of Income before Income Tax, Domestic and Foreign
“Income Before Income Taxes” in the Consolidated Statements of Income included the following components for the years ended December 31:

	2020	2019	2018
U.S. income (loss) before income taxes	$(452)	$18,301	$25,379
Foreign income (loss) before income taxes	(2,404)	167	(506)
Total	$(2,856)	$18,468	$24,873

Reconciliation of Income Tax Expense (Benefit) Based on Federal Statutory Rate to Amount Per Effective Tax Rate
A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate of 21% to income from continuing operations before income taxes is as follows:

	2020	2019	2018
Taxes computed at federal statutory rate	$(600)	$3,878	$5,223
Increases (decreases) in income taxes resulting from:
State and local income taxes - net of federal income tax benefit	193	611	738
Enactment date and measurement period adjustments from the Act	—	—	(718)
Tax on foreign investments	(141)	(115)	(466)
Noncontrolling interest	(285)	(230)	(121)
Permanent items and R&D credit	(239)	(285)	(189)
Audit resolutions	(112)	(156)	544
Divestitures	107	—	—
Goodwill impairment[1]	2,120	—	—
Other - net	(78)	(210)	(91)
Total	$965	$3,493	$4,920
Effective Tax Rate	(33.8)%	18.9%	19.8%
[1] Goodwill impairments are not deductible for tax purposes.